Asset Retirement Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Asset Retirement Obligations
Schedule summarizing activities of asset retirement obligations

The following table summarizes the activities of the Company’s asset retirement obligations for the nine months ended September 30, 2016 and the year ended December 31, 2015 (in thousands):

	For the	For the
	Nine Months Ended	Year Ended
	September 30, 2016	December 31, 2015
Balance beginning of period	$44,367	$6,450
Liabilities incurred or acquired	4,037	35,624
Liabilities settled	(840)	(1,742)
Revisions in estimated cash flows	1,608	—
Accretion expense	4,062	4,035
Balance end of period	$53,234	$44,367

The following table summarizes the activities of the Company’s asset retirement obligations for the years ended December 31, 2015 and 2014 (in thousands):

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Balance beginning of period	$6,450	$9
Liabilities incurred or acquired	35,624	6,778
Liabilities settled	(1,742)	(662)
Revisions in estimated cash flows	—	—
Accretion expense	4,035	325
Balance end of period	$44,367	$6,450